Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000158832 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000158832 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000158832 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158832 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000158832 | 808524607 | Schwab US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000158832 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158832 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158832 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158832 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158832 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158832 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158832 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158832 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158832 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000158832 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.90%
C000158832 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158832 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	8.20%
C000158833 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000158833 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000158833 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158833 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000158833 | 808524607 | Schwab US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000158833 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158833 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158833 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158833 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158833 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158833 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158833 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158833 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158833 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000158833 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.90%
C000158833 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158833 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	8.20%
C000158834 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000158834 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000158834 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158834 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000158834 | 808524607 | Schwab US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000158834 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158834 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158834 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158834 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158834 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158834 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158834 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158834 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000158834 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.90%
C000158834 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158834 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	8.20%
C000158826 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000158826 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000158826 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158826 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158826 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158826 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158826 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158826 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158826 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158826 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158826 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158826 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000158826 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158826 | Equity
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000158826 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.10%
C000158826 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000158826 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	10.50%
C000158827 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000158827 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000158827 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158827 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158827 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158827 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158827 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158827 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158827 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158827 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158827 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158827 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000158827 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158827 | Equity
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000158827 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.10%
C000158827 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000158827 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	10.50%
C000158828 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000158828 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000158828 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158828 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158828 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158828 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158828 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158828 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158828 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158828 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158828 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158828 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000158828 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158828 | Equity
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000158828 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.10%
C000158828 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000158828 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	10.50%
C000158829 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000158829 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000158829 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000158829 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000158829 | 808524607 | Schwab US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158829 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158829 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158829 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158829 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158829 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158829 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158829 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000158829 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158829 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000158829 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	87.00%
C000158829 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000158829 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	10.10%
C000158830 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000158830 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000158830 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000158830 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000158830 | 808524607 | Schwab US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158830 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158830 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158830 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158830 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158830 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158830 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158830 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000158830 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158830 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000158830 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	87.00%
C000158830 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000158830 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	10.10%
C000158831 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000158831 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000158831 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000158831 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000158831 | 808524607 | Schwab US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158831 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158831 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158831 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158831 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158831 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158831 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158831 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000158831 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158831 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000158831 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	87.00%
C000158831 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000158831 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	10.10%
C000158823 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000158823 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000158823 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158823 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158823 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158823 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158823 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158823 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158823 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158823 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158823 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158823 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000158823 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158823 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000158823 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.70%
C000158823 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158823 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	9.40%
C000158824 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000158824 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000158824 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158824 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158824 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158824 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158824 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158824 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158824 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158824 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158824 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158824 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000158824 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158824 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000158824 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.70%
C000158824 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158824 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	9.40%
C000158825 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000158825 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000158825 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158825 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158825 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158825 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158825 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158825 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158825 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158825 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158825 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158825 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000158825 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158825 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000158825 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.70%
C000158825 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158825 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	9.40%
C000158820 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158820 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158820 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158820 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158820 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000158820 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000158820 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158820 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158820 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158820 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158820 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158820 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000158820 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158820 | Equity
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000158820 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	90.20%
C000158820 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158820 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	7.60%
C000158821 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158821 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158821 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158821 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158821 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000158821 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000158821 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158821 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158821 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158821 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158821 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158821 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000158821 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158821 | Equity
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000158821 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	90.20%
C000158821 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158821 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	7.60%
C000158822 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158822 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158822 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158822 | 46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158822 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000158822 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000158822 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158822 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158822 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158822 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158822 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158822 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000158822 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158822 | Equity
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000158822 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	90.20%
C000158822 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158822 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	7.60%